UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen AMT-Free Municipal Credit Income Fund

333 West Wacker Drive

Chicago, Illinois  60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-09475

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen AMT-Free Municipal Credit Income Fund (the “Fund”) to be redeemed:

Preferred shares of the series indicated below (“Preferred Shares”):

Variable Rate Demand Preferred Shares (“VRDP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series 1 (CUSIP #67071L 700)

Series 2 (CUSIP #67071L 809)

Series 4 (CUSIP #67071L 866)

Series 5 (CUSIP #67071L 858)

Series 6 (CUSIP #67071L 841)

MuniFund Preferred Shares (“MFP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series A (CUSIP #67071L 833)

(2)	Date on which the securities are expected to be called or redeemed:

Date
Preferred Shares	During the period from November 27, 2024 to May 27, 2025

The Fund may redeem Preferred Shares on one or more different dates during the period set forth above, or on a subsequent date, and the redemption of any series in full may be effected on an earlier date, in each case, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VRDP Shares of each series selected for redemption are to be redeemed pursuant to Section 9(a) of Part I of the applicable Statement Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares. The MFP Shares selected for redemption are to be redeemed pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of Series A MuniFund Preferred Shares and Section 2.3(d) of the Supplement to the Statement Establishing and Fixing the Rights and Preferences of Series A MuniFund Preferred Shares Initially Designating the Variable Rate Mode for the Series A MuniFund Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund may redeem up to 8,693 of its currently outstanding Preferred Shares from one or more of Series 1 VRDP Shares, Series 2 VRDP Shares, Series 4 VRDP Shares, Series 5 VRDP Shares, Series 6 VRDP Shares and/or Series A MFP Shares, as determined by the Fund. Within a series selected by the Fund for redemption in part, Preferred Shares of such series to be redeemed will be selected by lot (as determined by The Depository Trust Company).*

* The Fund may redeem up to the amount of Preferred Shares listed above, but may redeem less or none. A notice providing the final amount of Preferred Shares, if any, of each series to be redeemed by the Fund will be provided to the preferred shareholders of such series in accordance with the statement establishing and fixing the rights and preferences of the Preferred Shares of the applicable series of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of October, 2024.

Nuveen AMT-Free Municipal CREDIT Income Fund

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary